Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Entity Registrant Name	POLYMET MINING CORP
Entity Central Index Key	0000866028
Document Type	40-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	100,733,778
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes